INCOME TAX - Summary of Analysis of Deferred Income Tax and Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 2,006.4	$ 62,940.3	$ 65,943.3	$ 64,175.8	$ 69,185.9
Deferred income tax liabilities	$ (124.0)	(3,888.8)	(3,988.5)	(53.8)
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		25,924.0	33,319.8	41,094.7	45,299.3
Refund liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		16,438.7	13,274.4	9,415.0	12,089.5
Unrealized exchange losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		6,094.4	9,078.2	7,100.0	5,782.4
Subsidiary’s projected earnings distribution
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities		(3,860.2)	(3,925.3)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		8,418.1	7,656.5	6,566.1	6,014.7
Deferred income tax liabilities		(28.6)	(63.2)	(53.8)	$ (1,031.4)
Operating loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		$ 6,065.1	$ 2,614.4	$ 0.0